UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21748

 Bread & Butter Fund, Inc.
(Exact name of registrant as specified in charter)

3633 Hill Rd 3rd Flr. Parsippany, NJ 07054
(Address of principal executive offices) (Zip code)


James B Potkul, Potkul Capital Management LLC.
 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054
(Name and address of agent for service)


Registrant's telephone number, including area code:   973-331-1000

Date of fiscal year end:   December 31, 2006

Date of reporting period:  June 30,  2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The commission may use the information provided on Form N-CSR in its regulatory,disclosure review,inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



Item 1. Reports to Stockholders














Semi-Annual Report
June 30, 2006
























3633 Hill Rd 3Rd Flr
Parsippany, NJ 07054
Phone: (888) 476-8585
Http://www.BreadandButterFund.com



To Our Shareholders,

The Bread & Butter Fund had a total return of 6.50% for the six months period ended June 30, 2006 compared to a total return of 2.70% for the S&P 500 Index. The NAV of the Fund ended June 30, 2006 period was $10.81 while it started the year at $10.15. Below is a table that compares the Fund's performance with the S&P 500 Index.

January 1 - June 30, 2006   Performance

Bread & Butter Fund                              6.50%
S&P 500 Index                                    2.70%

Commentary

The Bread & Butter Fund out performed the S&P 500 Index by a nice margin (+3.80%)despite holding large cash reserves of approximately 37%. The cash reserves are higher than normal due to the lack of investment opportunities that meet our strict Contrarian/Value investment discipline. Although it may be difficult at times to patiently wait for the markets to offer investment opportunities that meet our criteria, I believe the Fund will be rewarded in the future as this cash can be put to work in attractive investments. This cash is an important asset to build shareholder returns in the future.

During the period, I was able to add several holdings to the Fund on price weakness. In the energy sector, I added ConocoPhillips, Pioneer Natural Resources and Patterson UTI Energy. The energy sector has performed extremely well so I was fortunate to be able to add to these companies at very attractive valuations. The dynamics of the energy business has the wind at its back as worldwide demand continues to grow from emerging economies around the globe while existing wells rapidly deplete. The sector can be volatile and may have sharp corrections within a long-term upward move.

Other securities I added over the period were NGP Capital Resources, Origen Financial and Mitsubishi UFJ Financial. NGP Capital Resources is a very attractive opportunity that I purchased for the Fund when the market price was at a discount to its tangible asset value. It currently pays a 5% dividend which is expected to grow and is managed by a capable - conservatively minded management team that will build value overtime. Mitsubishi UFJ Financial is the largest bank in Japan. I am very optimistic about the long-term recovery of the Japanese economy from years of rolling recessions and bear markets. Mitsubishi UFJ should be a primary beneficiary of a prolonged Japanese recovery. And finally, Origen Financial is a Manufactured home lender which was purchased at a double digit discount to its tangible book value. Its conservative lending standards and market leading position are a positive. A turn around in the manufactured housing business after years of underperformance should benefit Origen Financial.

I will continue to focus my efforts on finding undervalued securities that offer attractive long-term returns for the Fund. Thank you for your continued confidence in the Fund and refer new investors to our website at www.BreadandButterFund.com

Respectfully Submitted,

James B. Potkul
President

**The discussion of Fund investments represent the views of the Fund's manager at the time of this reportand are subject to change without notice. References to individual securities are for informational purposes only and should not be construed as recommendations to purchase or sell individual securities.















BREAD & BUTTER FUND, INC.
*Top Ten Holdings and Asset Allocation
June 30, 2006




      Top Ten holdings				        Asset Allocation
      (% of Net Assets)					(% of Net Assets)


Sun Communities Inc.  10.13%	             Energy                  14.69%

Pfizer Incorporated    7.02%	             Real Estate (REITs)     13.33%

NGP Capital Resources  4.55%		     Media/Entertainment      8.07%

ConocoPhillips	       4.49%	             Pharmaceutical           7.02%

Mitsubishi UFJ Finl    4.34%                 Registered Invest Co.    4.55%

Time Warner            4.30%	             Financials               4.34%

Central Parking Corp.  3.99%	             Business Services        3.99%

El Paso Corp           3.91%		     Telecommunications       3.54%

News Corp Ltd Cl B     3.77%            Diversified Holding Company   3.03%

IDT Inc.               3.54%            Short-Term Investments       36.41%
                     --------
                      50.04%            Other Assets
                                        Less liabilities, net         1.03%
				                                     -------
                      				                    100.00%

*Portfolio holdings are subject to change and are not recommendations of individual stocks.


BREAD & BUTTER FUND, INC.
Expenses
June 30, 2006

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006 to June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide our account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expense may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                     Expenses Paid
                 Beginning	     Ending	     During Period*
                 Account Value    Account Value     January 1, 2006 to
               January 1, 2006    June 30, 2006     June 30, 2006
	       ---------------    --------------    -------------------
Actual		   $1,000.00		$1,065.02	      $  7.17

Hypothetical
5% return
before expenses)   $1,000.00		$1,017.85	      $  7.01


*Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181 days/365 days[number of days in most that the Fund has been offered for sale - year/365 [or 366] (to reflect the one-half year period).




BREAD & BUTTER FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2006 (UNAUDITED)


                               Shares   Historical Cost      Value
                               ------   ---------------      ------
COMMON STOCKS - 50.04%

Business Services - 3.99%
--------------------------

  Central Parking Corp.         2,000       28,184            32,000
                                          ----------        ----------
                                            28,184            32,000


Diversified Holding Cos. - 3.03%
--------------------------------
  Berkshire Hathaway Cl B*          8       23,466            24,344
                                           --------         ----------
                                            23,466            24,344

Closed End Investment Company - 4.55%
-------------------------------------
  NGP Capital Resources Company 2,500       33,170            36,575
                                           --------          --------
                                            33,170            36,575


Energy   -  14.69%
------------------
  ConocoPhillips                  550       32,619            36,042
  El Paso Corporation           2,090       23,124            31,350
  Patterson UTI Energy            800       21,626            22,648
  Pioneer Natural Resources       600       23,626            27,846
                                           --------          --------
                                           100,995           117,886

Financials -  4.34%
-------------------
  Mitsubishi UFJ Financial ADRF 2,500       31,055            34,875
                                           --------          --------
                                            31,055            34,875

Media/Entertainment - 8.07%
----------------------------
  News Corp. Ltd. B             1,500       23,785            30,270
  Time Warner Inc.              2,000       36,065            34,600
                                           ---------        ----------
                                            59,850            64,870

Pharmaceutical - 7.02%
----------------------
  Pfizer Incorporated           2,400       50,588            56,328
                                           --------          --------
                                            50,588            56,328

Real Estate (REITs) - 13.33%
----------------------------
  Sun Communities Inc.          2,500       76,285            81,325
  Origen Financial Inc.         4,000       23,970            25,680
                                           --------          --------
                                           100,255           107,005

Telecommunications - 3.49%
--------------------------
  IDT Corp*                     2,150       26,025            28,380
                                           --------          --------
                                            26,025            28,380


TOTAL COMMON STOCKS                        453,588           502,263
                                           ---------         ---------


SHORT-TERM INVESTMENTS - 36.41%
--------------------------------
   Schwab Value Advantage        292,089   292,089           292,089
   Money Market Fund
   Schwab One Money Market           182       182               182
                                           --------          ---------

TOTAL SHORT-TERM INVESTMENTS               292,271           292,271
                                           --------          ---------

TOTAL INVESTMENTS                        $ 745,859           794,534
                                           --------

OTHER ASSETS AND LIABILITIES - 1.03%                           8,230
                                                             -------

NET ASSETS - 100.00%                                        $802,764
                                                            ---------

*Non-income producing during the year.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.
Statement of Assets and Liabilities
June 30, 2006 (Unaudited)


Assets

Investments in securities at fair value (cost 745,859)      $794,534
Cash                                                           8,000
Dividends and Interest receivable                              1,128
                                                            ----------

      Total Assets                                           803,662

Liabilities

Accrued Expenses                                                (898)
                                                            ----------
Net Assets                                                   802,764
                                                            ----------
Composition of Net Assets:

   Common Stock, at $.001 par value                               74
   Paid in Capital                                           745,893
   Accumulated net realized (loss) on investments               (530)
   Undistributed net investment income                         8,652
   Net unrealized appreciation of securities                  48,675
                                                            ----------

Net Assets (equivalent to $10.81 per share based
On 74,258 shares outstanding) (Note 4)                      $802,764
                                                            -----------

The accompanying notes are an integral part of these financial statements.


BREAD & BUTTER FUND, INC
Statement of Operations
For the six months ended June 30, 2006 (Unaudited)


Investment Income

Interest                                                     $7,913

Dividends                                                     6,003
                                                            -------

   Total Income                                              13,916
                                                            --------

Expenses

Investment Advisory Fee (Note 2)                              3,760
Other expenses                                                1,504
Audit                                                         4,000
Taxes                                                           450
Insurance                                                       650
Registration Fees                                             1,237
Software                                                      1,950
Office Supplies misc.                                           186
                                                            --------

    Total Expenses                                           13,737
Less, fees waived and expenses reimbursed                    (8,473)
By adviser (Note 2)
                                                            ---------
    Net expenses                                              5,264


Net Investment Income                                         8,652
                                                            --------

Realized and Unrealized Gain (Loss) from Investments

     Net realized gain (loss) on investment securities         (530)

     Net increase in unrealized appreciation on
     Investment securities                                   39,735
                                                            -----------

Net realized and unrealized gain (loss) from investments     39,205
                                                            -----------

Net increase (decrease in net assets resulting
From operations                                             $47,857
                                                            ---------

The accompanying notes are an integral part of these financial statements.







BREAD & BUTTER FUND, INC.
Statement of Changes in Net Assets
                                                   (Unaudited)
                                                   For the six
                                                   months ended  Period Ended*
                                                   June 30,2006  Dec 31, 2005
                                                  -------------  ------------
Increase (decrease) in net assets from operations

Net investment income                                $ 8,652       $ 1,633
net realized gain (loss)from investment transactions    (530)          -
Unrealized appreciation (depreciation) of
Investment securities                                 39,735         8,940
                                                      -------      --------

Net increase (decrease) in net assets resulting
From operations                                       47,857        10,573

Distributions to shareholders                                       (1,633)

Share transactions (Note 4)                           42,544       603,423
                                                      ---------    ---------

   Total increase in net assets                       90,401       612,363

Net Assets
   Beginning of year                                 712,363       100,000
                                                     ---------    ---------

   End of year                                      $802,764      $712,363
                                                     ---------    ---------


* For the period from October 31, 2005 (commencement of investment operations) To December 31, 2005



The accompanying notes are an integral part of these financial statements



BREAD & BUTTER FUND, INC.
Financial Highlights
For share of capital stock outstanding throughout the period

                                                    (unaudited)
                                                       2006**    2005*
PER SHARE DATA:
Net Asset Value, Beginning of Year                    $10.15    $10.00
Income from Investment Operations:

Net Investment Income                                    .12       .02
Net Realized and Unrealized Gain (Loss)on investments    .54       .15
                                                         -----    ------
Total Income (Loss) From Investment Operations           .66       .17

Less Distributions                                        -       (.02)

Net Asset value, End of Period                          $10.81  $10.15

Total Return                                              6.50%   1.73%


Ratios and Supplemental Data:
Net Assets, End of Year                               $802,764  $712,363
Ratio of Expenses, after reimbursement
To Average Net Assets                                   1.40%a    1.40%a
Ratio of Expenses, before reimbursement
To Average Net Assets                                   3.67%a   11.21%a
Ratio of Net Investment Income to
Average Net Assets                                      2.31%a    1.68%a
Portfolio Turnover Rate (%)                            12.63%     0.00%


a = annualized

*For the period from October 31, 2005 (commencement of investment operations)
 To December 31, 2005
**For the six months ended June 30, 2006





The accompanying notes are an integral part of these financial statements.







BREAD & BUTTER FUND, INC.
Notes to Financial Statement
June 30, 2006 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: The Bread & Butter Fund, Inc. (the "Fund"), is an open-end, no-load, non-diversified regulated investment company that was incorporated in the state of New Jersey on March 2, 2004. The Fund commenced investment operations October 31, 2005, it had no operations prior to that date other than matters relating to its organizational matters and the sale of 10,000 shares to James B. Potkul, who is affiliated with the Adviser, as its President/Chief Investment Officer and Principal. The Fund is authorized to issue 100,000,000 shares of $.001 par value capital stock.

The Fund's investment objective is to seek long-term capital appreciation primarily by investing in securities that Potkul Capital Management LLC (the "Adviser") believes are undervalued. The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately
reflect the fair market value of such securities.   Securities that
are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price, except for short positions, for which the last quoted asked price is used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.



Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.
BREAD & BUTTER FUND, INC.
Notes to Financial Statement
June 30, 2006  (Unaudited)


1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for operations during the reporting. Actual results could differ from these estimates.




BREAD & BUTTER FUND, INC.
Notes to Financial Statement (Continued)
June 30, 2006 (Unaudited)


2.	INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with the Adviser to furnish investment advisory and certain other management services to the Fund. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%. The Adviser will absorb all expenses of the Fund so that the Fund's total expense ratio is equal to or less than 2 % of the first $10 million in net assets and less than 1.5% of the next $20 million of net assets per year. This expense cap shall remain in effect in perpetuity and can only be terminated by the Fund. The Fund will bear its own operating expenses which will include director's fees, legal and accounting fees, interest, taxes, brokerage commissions, bookkeeping and record maintenance, operating its office, transfer agent and custodian fees. The Adviser will serve as the Fund's transfer agent at no cost to the Fund except for out of pocket expenses. A management fee of $3,760 accrued to the Advisor for the six month period ending June 30, 2006. For the period the Advisor reimbursed the Fund $8,473 for expenses in excess of 1.4% of the average annual net assets. The 1.4% expense cap was voluntary on the part of the Adviser.

James B. Potkul is the President and Chief Investment and Compliance Officer of the Fund. Mr. Potkul is also the President/Chief
Investment Officer and Principal of the Adviser.

3.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 2006 were $165,212 and $24,319 respectively.

At June 30, 2006 net unrealized appreciation for Federal income tax purposes aggregated $48,675 of which $50,140 related to unrealized appreciation of securities and ($1,465) related to unrealized depreciation of securities. The cost at June 30, 2006 of investments for Federal income tax purposes was $453,588 excluding short-term investments.

4.	CAPITAL SHARE TRANSACTIONS

As of June 30, 2006, there were 100,000,000 shares of $.001 per value capital stock authorized. The total par value and paid-in capital totaled $745,967. Transactions in capital stock were as follows for the period ended:

                               June 30, 2006            December 31, 2005
                            Shares        Amount       Shares      Amount
                          --------------------------   -------------------
Shares Sold                  4,049      $42,544        60,048     $601,790
Shares issued in
Reinvestment of dividends                                 161        1,633
Shares Redeemed                -           -              -          -
                           --------    ----------      -------------------

Net Increase/(decrease)      4,049      $42,544         60,209    $603,423


BREAD & BUTTER FUND, INC.
Notes to Financial Statement (Continued)
June 30, 2006 (Unaudited)


5.         FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United
States.

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:


		Undistributed ordinary income          		 $     8,652
		Undistributed long-term capital Loss 		 $      (530)
		Unrealized appreciation			         $    48,675

The tax character of distributions paid during the year ended
December 31, 2005 was ordinary income of $1,633.





BREAD & BUTTER FUND, INC.
ADDITIONAL INFORMATION - UNAUDITED
June 30, 2006


PROXY VOTING GUIDELINES
Potkul Capital Management LLC., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-888-476-8585, at the Fund's website http://www.breadandbutterfund.com or by visiting the Securities and Exchange Commission ("SEC's") website http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on July 8, 2006, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Adviser.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT
ADVISOR
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISER
The Directors considered the Fund's management fee and total expense ratio relative to industry averages. The willingness of the Adviser to absorb initial formation expenses as well as absorbing expenses beyond contract terms has shown effort to be competitive on a fee basis.


CONCLUSIONS
Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.




     BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund is set forth below. The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-476-8585. Each director may be contacted in writing to the director c/o Bread & Butter Fund, Inc., 3633 Hill Road, Parsippany, NJ 07054.

INTERESTED DIRECTOR

Name & Age        Position  Term/Time    Principal Occupation  Other Public
                            On Board     During last 5 Years   Company
                                                               Directorships
------------      --------  -----------  -------------------   ------------

Jeffrey E Potkul   Director  1 Year Term  Specialist Urology       None
Age 39                         2 Years    Ethicon Inc.
                                          Johnson & Johnson


INDEPENDENT DIRECTORS

Donald J McDermott Director  1 Year Term  Professor Biology        None
Age 76             Chairman    2 Years    Essex County
                   of the                 College
                   Board

Frank J Figurski   Director  1 Year Term  Senior Systems           None
Age 43                         2 Years    Technician HSBC
                                          Technology &
                                          Services USA Inc.

Theodore J Moskala Director  1 Year Term  National Recovery        None
Age 42                         2 Years    Center Director
                                          St.Paul Travelers Corp.




Directors of the Fund are considered "Interested Directors" as defined in the Investment Company Act of 1940 because these individuals are related to the Fund's Investment Adviser. Jeffrey E Potkul is the brother of James B Potkul, who is the President of the Fund and of the Fund's Adviser.





ITEM 2.  CODE OF ETHICS - Not applicable


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

    The Fund has assets of less than 1 million and has no audit committee and therefore has no audit committee financial expert. The Fund's officers and board of directors, which consists of independent directors that control 75% of the board, oversee and review all Fund reports. The current Fund auditor is Michael Baranowsky of Sanville & Company. Mr. Baranowsky conducts the various Fund audits and continues to indicate satisfaction with the Fund's internal controls, security certificate inspections, and other Fund reporting. At this time the Fund believes it has adequate supervision over its accounting procedures, practices and reporting.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for last fiscal years for audit fees.

                       12/31/2005

Audit Fees             $ 6,000
Audit-Related Fees     $     0
Tax Fees               $   800
All Other Fees         $     0


Each year, the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. At the registrant's Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.   Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES

Not applicable to open-end investment companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES.

James B. Potkul is the President of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. James B. Potkul reports to the board of directors and the Fund's Chairman of the Board, Donald McDermott on a continuous basis. Mr. Potkul is also President and owner of the investment adviser, the Potkul Capital Management LLC. Auditors have reviewed the Internal Control exercised by the Fund during this past year and found no material weaknesses.

ITEM 12.  EXHIBITS.

 (a) (1) EX-99.CODE ETH.  Not applicable.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. ex-99cert Filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley
Act of 2002.  ex-99.906cert   Filed herewith.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bread & Butter Fund, Inc.

By /s/ James B. Potkul
--------------------------
       James B. Potkul
       President

Date 08/30/06




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ James B. Potkul
------------------------
       James B. Potkul
       President

Date 08/30/06